Schedule of Investments (unaudited)
August 31, 2024
BlackRock Mid-Cap Growth Equity Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 9.0%
Axon Enterprise, Inc.(a)	1,060,094	$ 386,902,507
HEICO Corp.(b)	1,356,378	347,992,340
Howmet Aerospace, Inc.	2,670,950	258,174,027
		993,068,874
Automobiles — 2.4%
Ferrari NV(b)	538,881	267,710,692
Beverages — 0.0%
Davide Campari-Milano NV(b)	373,290	3,451,354
Building Products — 0.8%
AZEK Co., Inc. (The), Class A(a)(b)	2,031,870	86,618,618
Capital Markets — 9.6%
Ares Management Corp., Class A	2,460,556	360,225,398
MSCI, Inc., Class A	381,030	221,222,208
TPG, Inc., Class A	3,991,467	201,369,510
Tradeweb Markets, Inc., Class A	2,385,690	282,083,986
		1,064,901,102
Commercial Services & Supplies — 4.7%
Copart, Inc.(a)(b)	4,425,248	234,361,134
Rollins, Inc.	3,273,456	164,262,022
Waste Connections, Inc.	677,156	126,289,594
		524,912,750
Construction & Engineering — 2.9%
Comfort Systems U.S.A., Inc.	753,194	266,269,143
WillScot Holdings Corp., Class A(a)(b)	1,438,431	55,437,131
		321,706,274
Construction Materials — 1.5%
Vulcan Materials Co.	676,081	165,781,822
Electrical Equipment — 3.4%
Vertiv Holdings Co., Class A	4,484,078	372,312,996
Entertainment — 4.3%
Liberty Media Corp. - Liberty Formula One, Class C, NVS(a)	2,835,586	221,317,487
Live Nation Entertainment, Inc.(a)(b)	2,567,068	250,725,532
		472,043,019
Ground Transportation — 1.8%
Saia, Inc.(a)(b)	523,617	196,790,977
Health Care Equipment & Supplies — 8.6%
Alcon, Inc.(b)	1,974,795	192,897,976
Align Technology, Inc.(a)(b)	1,136,243	269,539,564
IDEXX Laboratories, Inc.(a)	652,847	314,234,847
Masimo Corp.(a)(b)	822,657	96,678,651
STERIS PLC	337,612	81,398,253
		954,749,291
Hotels, Restaurants & Leisure — 4.9%
Churchill Downs, Inc.	1,216,063	168,996,275
DraftKings, Inc., Class A(a)(b)	6,230,542	214,953,699
Planet Fitness, Inc., Class A(a)(b)	1,891,868	153,638,601
		537,588,575
Interactive Media & Services — 2.6%
Pinterest, Inc., Class A(a)	8,964,188	287,212,584
IT Services — 3.5%
Globant SA(a)(b)	1,099,118	222,285,624
MongoDB, Inc., Class A(a)(b)	567,265	164,954,990
		387,240,614
Security	Shares	Value
Life Sciences Tools & Services — 4.7%
Bio-Techne Corp.(b)	105,142	$ 7,779,456
Charles River Laboratories International, Inc.(a)	43,192	8,541,218
ICON PLC(a)(b)	428,877	138,124,127
Mettler-Toledo International, Inc.(a)	9,510	13,685,651
Repligen Corp.(a)(b)	1,070,574	161,581,734
West Pharmaceutical Services, Inc.(b)	593,297	186,075,738
		515,787,924
Machinery — 0.7%
IDEX Corp.	401,546	82,911,218
Oil, Gas & Consumable Fuels — 0.0%
Cheniere Energy, Inc.	29,938	5,546,314
Professional Services — 2.1%
Equifax, Inc.	747,762	229,660,143
Real Estate Management & Development — 2.7%
CoStar Group, Inc.(a)(b)	3,848,774	297,510,230
Semiconductors & Semiconductor Equipment — 10.4%
ASM International NV	365,805	249,068,887
BE Semiconductor Industries NV	691,170	91,147,870
Entegris, Inc.	2,968,518	343,962,180
Lattice Semiconductor Corp.(a)(b)	68,597	3,248,754
Monolithic Power Systems, Inc.	500,332	467,650,314
		1,155,078,005
Software — 12.8%
Aspen Technology, Inc.(a)(b)	455,910	106,746,767
Bentley Systems, Inc., Class B	3,432,564	176,674,069
Cadence Design Systems, Inc.(a)	886,031	238,280,317
Confluent, Inc., Class A(a)(b)	5,187,459	110,077,880
CyberArk Software Ltd.(a)	283,358	81,250,073
Fair Isaac Corp.(a)	106,895	184,957,212
Manhattan Associates, Inc.(a)(b)	761,492	201,361,330
PTC, Inc.(a)(b)	1,141,539	204,438,219
Roper Technologies, Inc.	207,157	114,849,912
		1,418,635,779
Specialty Retail — 1.9%
Floor & Decor Holdings, Inc., Class A(a)(b)	1,887,638	212,246,017
Tractor Supply Co.	10,783	2,884,991
		215,131,008
Technology Hardware, Storage & Peripherals — 1.6%
Pure Storage, Inc., Class A(a)	3,383,127	173,520,584
Textiles, Apparel & Luxury Goods — 1.4%
On Holding AG, Class A(a)(b)	3,355,282	157,631,148
Trading Companies & Distributors — 1.7%
Core & Main, Inc., Class A(a)(b)	3,851,230	184,974,577
Total Common Stocks — 100.0% (Cost: $8,081,628,746)		11,072,476,472
		Par (000)
Other Interests(a)(c)(d)
GCI Liberty, Inc., Class A	USD	1,529	15
Total Other Interests — 0.0% (Cost: $0)			15
Total Long-Term Investments — 100.0% (Cost: $8,081,628,746)			11,072,476,487

Schedule of Investments (unaudited)  (continued)
August 31, 2024
BlackRock Mid-Cap Growth Equity Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 5.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(e)(f)(g)	641,812,980	$ 642,198,068
Total Short-Term Securities — 5.8% (Cost: $642,062,372)		642,198,068
Total Investments — 105.8% (Cost: $8,723,691,118)		11,714,674,555
Liabilities in Excess of Other Assets — (5.8)%		(645,903,301)
Net Assets — 100.0%		$ 11,068,771,254
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/24	Shares Held at 08/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 462,938,124	$ 179,076,307(a)	$ —	$ 46,188	$ 137,449	$ 642,198,068	641,812,980	$ 238,459(b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares(c)	750,097	—	(750,097)(a)	—	—	—	—	135,539	—
				$ 46,188	$ 137,449	$ 642,198,068		$ 373,998	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)	As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited)  (continued)
August 31, 2024
BlackRock Mid-Cap Growth Equity Portfolio
Fair Value Hierarchy as of Period End (continued)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 993,068,874	$ —	$ —	$ 993,068,874
Automobiles	267,710,692	—	—	267,710,692
Beverages	—	3,451,354	—	3,451,354
Building Products	86,618,618	—	—	86,618,618
Capital Markets	1,064,901,102	—	—	1,064,901,102
Commercial Services & Supplies	524,912,750	—	—	524,912,750
Construction & Engineering	321,706,274	—	—	321,706,274
Construction Materials	165,781,822	—	—	165,781,822
Electrical Equipment	372,312,996	—	—	372,312,996
Entertainment	472,043,019	—	—	472,043,019
Ground Transportation	196,790,977	—	—	196,790,977
Health Care Equipment & Supplies	954,749,291	—	—	954,749,291
Hotels, Restaurants & Leisure	537,588,575	—	—	537,588,575
Interactive Media & Services	287,212,584	—	—	287,212,584
IT Services	387,240,614	—	—	387,240,614
Life Sciences Tools & Services	515,787,924	—	—	515,787,924
Machinery	82,911,218	—	—	82,911,218
Oil, Gas & Consumable Fuels	5,546,314	—	—	5,546,314
Professional Services	229,660,143	—	—	229,660,143
Real Estate Management & Development	297,510,230	—	—	297,510,230
Semiconductors & Semiconductor Equipment	814,861,248	340,216,757	—	1,155,078,005
Software	1,418,635,779	—	—	1,418,635,779
Specialty Retail	215,131,008	—	—	215,131,008
Technology Hardware, Storage & Peripherals	173,520,584	—	—	173,520,584
Textiles, Apparel & Luxury Goods	157,631,148	—	—	157,631,148
Trading Companies & Distributors	184,974,577	—	—	184,974,577
Other Interests	—	—	15	15
Short-Term Securities
Money Market Funds	642,198,068	—	—	642,198,068
	$ 11,371,006,429	$ 343,668,111	$ 15	$ 11,714,674,555
Currency Abbreviation
USD	United States Dollar
Portfolio Abbreviation
NVS	Non-Voting Shares
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